Non-current assets and liabilities held for sales and discontinued operations - Reclassification of cumulative translation adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosures
Reclassification of cumulative translation adjustment to income statement	$ 4,749	$ 135
Discontinued operations | Australia
Disclosures
Reclassification of cumulative translation adjustment to income statement	$ 424